Recapitalization (Details)	9 Months Ended
Sep. 30, 2023 USD ($) shares
Recapitalization (Details) [Line Items]
Business combination, net liabilities	$ 2,400,000
Business combination, issued	33,333
transaction costs	7,600,000
Accounts payable	1,400,000
Accrued expenses	1,000,000
Business Combination, Acquired Receivable, Fair Value	$ 1,800,000
Shares Held in Employee Stock Option Plan, Committed-to-be-Released (in Shares) | shares	566,667
Business Combination, Consideration Transferred, Liabilities Incurred	$ 700,000
Agreement obligation amount	$ 1,300,000
Agreement term	2 years
Legacy Spectral [Member]
Recapitalization (Details) [Line Items]
Business combination, issued	$ 400,000
transaction costs	800,000
Registration Rights Agreements [Member]
Recapitalization (Details) [Line Items]
Agreement obligation amount	$ 3,000,000
Commited of shares issued (in Shares) | shares	400,000
Series of Individually Immaterial Business Acquisitions [Member]
Recapitalization (Details) [Line Items]
Business combination, fair value	$ 200,000
Legacy Spectral [Member]
Recapitalization (Details) [Line Items]
Business combination, fair value	$ 2,600,000